Cover	Apr. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 09, 2026
Entity File Number	000-52365
Entity Registrant Name	PREAXIA HEALTH CARE PAYMENT SYSTEMS INC.
Entity Central Index Key	0001350156
Entity Tax Identification Number	20-4395271
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	PO Box 368
Entity Address, City or Town	Dunedin
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34697-0368
City Area Code	403
Local Phone Number	850-4120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false